Provisions - Provisions for Judicial Proceedings (Details) € in Millions, R$ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 EUR (€)
Disclosure of other provisions [line items]
Other provisions	€ 2,630		€ 2,128
Current (see Note 15)	720		413
Non-current (see Note 12)	1,910		1,715
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,049	R$ 5,845	719	R$ 4,545
Brazil
Disclosure of other provisions [line items]
Other provisions	1,300		879
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	446		340		€ 282
Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	97		77
Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	214		148
Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	336	R$ 1,869	314	R$ 1,986
Brazil | Judicial Proceedings
Disclosure of other provisions [line items]
Other provisions	607		448
Current (see Note 15)	106		17
Non-current (see Note 12)	501		431
Brazil | Judicial Proceedings | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	280		238
Brazil | Judicial Proceedings | Labor claims
Disclosure of other provisions [line items]
Other provisions	21		29
Brazil | Judicial Proceedings | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	248		132
Brazil | Judicial Proceedings | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	54		45
Brazil | Judicial Proceedings | Garnishments
Disclosure of other provisions [line items]
Other provisions	€ 4		€ 4